SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Twenty Fifteen Plan [Member] - Notable Labs Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Multiemployer Plan [Line Items]
Number of shares outstanding, beginning balance	2,847,484
Weighted average exercise price beginning balance	$ 1.47	$ 1.43
Weighted average remaining contractual life	7 years 3 months 18 days	7 years 3 months 18 days
Aggregate intrinsic value	$ 1,163	$ 1,419
Options outstanding, granted
Weighted average exercise price, granted
Options outstanding, exercised	5,000
Weighted average exercise price, exercised	$ 1.01
Options outstanding, forfeited	16,667
Weighted average exercise price, forfeited	$ 1.55
Options outstanding, cancelled	272,002
Weighted average exercise price, cancelled	$ 1.03
Number of shares outstanding, ending balance	2,553,815	2,847,484
Number of options outstanding, exercisable	1,855,561
Weighted average exercise price, exercisable	$ 1.45
Weighted average remaining contractual term, exercisable	7 years 1 month 6 days
Aggregate intrinsic value, exercisable	$ 894
Options outstanding, vested and expected to vest	2,553,815
Weighted average exercise price, vested and expected to vest	$ 1.47
Weighted average remaining contractual term, vested and expected to vest	7 years 3 months 18 days
Aggregate intrinsic value, vested and expected to vest	$ 1,163